Other liabilities - non-current	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other liabilities - non-current

27.	Other liabilities - non-current
Other liabilities non-current consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Employee benefit obligations	US$	42.7	Rs.	3,237.4	Rs.	40,917.5
Contract liabilities (refer note below)		598.5		45,359.0		48,477.0
Others		18.3		1,389.6		1,705.1

Total	US$	659.5	Rs.	49,986.0	Rs.	91,099.6

Note:

(a)	Statement showing movement of contract liabilities is as follows:

	Year ended March 31, 2021
	2022		2022		2021

	(In millions)
Opening contract liabilities	US$	1,396.4	Rs.	105,836.3	Rs.	92,724.0
Amount recognized in revenue during the year		(607.7)		(46,061.9)		(38,229.3)
Amount received in advance during the year		708.8		53,721.2		45,151.5
Amount refunded to customers during the year		(20.1)		(1,522.0)		(63.6)
Currency translation		(13.6)		(1,028.1)		6,253.7

Balance at the end	US$	1,463.8	Rs.	110,945.5	Rs.	105,836.3

Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years upto March 31, 2028.
(b)	Contract liabilities comprise of the following:

	As at March 31,
	2021		2021		2020

	(In millions)
Advances received from customers - current	US$	461.4	Rs.	34,972.3	Rs.	24,182.7
Deferred revenue - current		403.9		30,614.2		33,176.6
Deferred revenue -Non-current		598.5		45,359.0		48,477.0

Total contract liabilities	US$	1,463.8	Rs.	110,945.5	Rs.	105,836.3